FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Financial Assets and Liabilities	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Insurance related contracts
		Held for trading	Other					Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	73,257	—	73,257
Items in the course of collection from banks	—	—	—	—	—	299	—	299
Financial assets at fair value through profit or loss	—	20,825	150,801	—	—	—	—	171,626
Derivative financial instruments	816	28,797	—	—	—	—	—	29,613
Loans and advances to banks	—	—	—	—	—	10,746	—	10,746
Loans and advances to customers	—	—	—	—	—	498,843	—	498,843
Debt securities	—	—	—	—	—	5,405	—	5,405
Financial assets at amortised cost	—	—	—	—	—	514,994	—	514,994
Financial assets at fair value through other comprehensive income	—	—	—	—	27,603	—	—	27,603
Assets arising from contracts held with reinsurers	—	—	19,543	—	—	—	842	20,385
Total financial assets	816	49,622	170,344	—	27,603	588,550	842	837,777
Financial liabilities
Deposits from banks	—	—	—	—	—	31,465	—	31,465
Customer deposits	—	—	—	—	—	460,068	—	460,068
Items in course of transmission to banks	—	—	—	—	—	306	—	306
Financial liabilities at fair value through profit or loss	—	15,818	—	6,828	—	—	—	22,646
Derivative financial instruments	684	26,629	—	—	—	—	—	27,313
Notes in circulation	—	—	—	—	—	1,305	—	1,305
Debt securities in issue	—	—	—	—	—	87,397	—	87,397
Liabilities arising from insurance contracts and participating investment contracts	—	—	—	—	—	—	116,060	116,060
Liabilities arising from non-participating investment contracts	—	—	—	—	—	—	38,452	38,452
Other	—	—	—	—	—	1,672	343	2,015
Subordinated liabilities	—	—	—	—	—	14,261	—	14,261
Total financial liabilities	684	42,447	—	6,828	—	596,474	154,855	801,288

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Insurance related contracts
		Held for trading	Other					Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Financial assets
Cash and balances at central banks	—	—	—	—	—	55,130	—	55,130
Items in the course of collection from banks	—	—	—	—	—	313	—	313
Financial assets at fair value through profit or loss	—	17,982	142,207	—	—	—	—	160,189
Derivative financial instruments	1,236	25,133	—	—	—	—	—	26,369
Loans and advances to banks	—	—	—	—	—	9,775	—	9,775
Loans and advances to customers	—	—	—	—	—	494,988	—	494,988
Debt securities	—	—	—	—	—	5,544	—	5,544
Financial assets at amortised cost	—	—	—	—	—	510,307	—	510,307
Financial assets at fair value through other comprehensive income	—	—	—	—	25,092	—	—	25,092
Assets arising from contracts held with reinsurers	—	—	22,817	—	—	—	750	23,567
Total financial assets	1,236	43,115	165,024	—	25,092	565,750	750	800,967
Financial liabilities
Deposits from banks	—	—	—	—	—	28,179	—	28,179
Customer deposits	—	—	—	—	—	421,320	—	421,320
Items in course of transmission to banks	—	—	—	—	—	373	—	373
Financial liabilities at fair value through profit or loss	—	13,955	—	7,531	—	—	—	21,486
Derivative financial instruments	1,105	24,674	—	—	—	—	—	25,779
Notes in circulation	—	—	—	—	—	1,079	—	1,079
Debt securities in issue	—	—	—	—	—	97,689	—	97,689
Liabilities arising from insurance contracts and participating investment contracts	—	—	—	—	—	—	111,449	111,449
Liabilities arising from non-participating investment contracts	—	—	—	—	—	—	37,459	37,459
Other	—	—	—	—	—	1,844	400	2,244
Subordinated liabilities	—	—	—	—	—	17,130	—	17,130
Total financial liabilities	1,105	38,629	—	7,531	—	567,614	149,308	764,187

Schedule of Financial Liabilities Excluding Derivatives

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2020
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	6,783	45	6,828
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	—	14,996	—	14,996
Other deposits	—	6	—	6
Short positions in securities	778	38	—	816
	778	15,040	—	15,818
Total financial liabilities carried at fair value, excluding derivatives	778	21,823	45	22,646
At 31 December 2019
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	7,483	48	7,531
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	—	11,048	—	11,048
Other deposits	—	98	—	98
Short positions in securities	2,781	28	—	2,809
	2,781	11,174	—	13,955
Total financial liabilities carried at fair value, excluding derivatives	2,781	18,657	48	21,486

Schedule of Valuation Adjustment Movements

	2020	2019
	£m	£m
At 1 January	423	562
Income statement charge (credit)	70	(134)
Transfers	(19)	(5)
At 31 December	474	423

Schedule of Valuation Adjustment Movements	Represented by:

	2020	2019
	£m	£m
Credit Valuation Adjustment	358	278
Debit Valuation Adjustment	(35)	(27)
Funding Valuation Adjustment	151	172
	474	423

Schedule of Valuation Hierarchy for Financial Assets	Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
	Carrying value	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets at amortised cost:
Loans and advances to customers: Stage 1	432,571	431,395	—	58,643	372,752
Loans and advances to customers: Stage 2	49,514	50,198	—	—	50,198
Loans and advances to customers: Stage 3	4,508	4,412	—	—	4,412
Loans and advances to customers: POCI	12,250	12,250	—	—	12,250
Loans and advances to customers	498,843	498,255	—	58,643	439,612
Loans and advances to banks	10,746	10,745	—	2,686	8,059
Debt securities	5,405	5,398	—	5,387	11
Reverse repos included in above amounts:
Loans and advances to customers	58,643	58,643	—	58,643	—
Loans and advances to banks	2,686	2,686	—	2,686	—
At 31 December 2019
Financial assets at amortised cost:
Loans and advances to customers: Stage 1[1]	449,300	449,477	—	54,600	394,877
Loans and advances to customers: Stage 2	27,548	28,259	—	—	28,259
Loans and advances to customers: Stage 3[1]	4,568	4,496	—	—	4,496
Loans and advances to customers: POCI	13,572	13,572	—	—	13,572
Loans and advances to customers	494,988	495,804	—	54,600	441,204
Loans and advances to banks	9,775	9,773	—	1,555	8,218
Debt securities	5,544	5,537	—	5,526	11
Reverse repos included in above amounts:
Loans and advances to customers	54,600	54,600	—	54,600	—
Loans and advances to banks	1,555	1,555	—	1,555	—
1Revised presentation of fair values.

Schedule of Valuation Hierarchy for Financial Liabilities

			Valuation hierarchy
	Carrying value	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	31,465	31,468	—	31,468	—
Customer deposits	460,068	460,338	—	453,261	7,077
Debt securities in issue	87,397	93,152	—	93,152	—
Subordinated liabilities	14,261	16,410	—	16,410	—
Repos included in above amounts:
Deposits from banks	18,767	18,767	—	18,767	—
Customer deposits	9,417	9,417	—	9,417	—
At 31 December 2019
Deposits from banks	28,179	28,079	—	28,079	—
Customer deposits	421,320	421,728	—	416,493	5,235
Debt securities in issue	97,689	100,443	—	100,443	—
Subordinated liabilities	17,130	19,783	—	19,783	—
Repos included in above amounts:
Deposits from banks	18,105	18,105	—	18,105	—
Customer deposits	9,530	9,530	—	9,530	—

Level 3
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Movements in Level 3 - Portfolio, Financial Liabilities, Derivative Assets and Liabilities
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2020		2019
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
	£m	£m	£m	£m
At 1 January	863	(1,367)	927	(716)
Exchange and other adjustments	16	(17)	(27)	4
Losses (gains) recognised in the income statement within other income	84	(112)	81	(75)
Purchases (additions)	61	(6)	4	(4)
(Sales) redemptions	(85)	19	(19)	47
Transfers into the level 3 portfolio	41	(51)	415	(959)
Transfers out of the level 3 portfolio	1	160	(518)	336
At 31 December	981	(1,374)	863	(1,367)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	99	(131)	(14)	18

Schedule of Sensitivity of Level 3 Valuations

			At 31 December 2020			At 31 December 2019
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+215bps)[4]	11,501	528	(651)	10,912	401	(384)
Debt securities	Discounted cash flows	Credit spreads (+/- 5%)[5]	226	10	(10)	61	1	(1)
Equity and venture capital investments	Market approach	Earnings multiple (1.0/15.2)[6]	1,905	72	(72)	1,948	89	(89)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	634	91	(121)	935	89	(113)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	780	6	(34)	1,052	19	(41)
			15,046			14,908
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	180	6	(6)	181	6	(6)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	166	6	(6)	227	7	(6)
			346			408
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/128%)[7]	981	8	(6)	863	5	(6)
			981			863
Level 3 financial assets carried at fair value			16,373			16,179
Financial liabilities at fair value through profit or loss	Discounted cash flows	Interest rate spreads (+/– 50bps)[8]	45	1	(1)	48	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/128%)[7]	1,374	—	—	1,367	—	—
			1,374			1,367
Level 3 financial liabilities carried at fair value			1,419			1,415
1Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
2Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
3Underlying asset/net asset values represent fair value.
42019: 47bps/108bps
52019: 1bp/2bps
62019: 1.5/15.4
72019: 14%/115%
82019: +/-50bps

Recurring fair value measurement
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Derivatives

	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	60	28,572	981	29,613	50	25,456	863	26,369
Derivative liabilities	(56)	(25,883)	(1,374)	(27,313)	(54)	(24,358)	(1,367)	(25,779)

Total financial assets carried at fair value, excluding derivatives
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Financial Assets Excluding Derivatives

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to customers	—	12,508	11,501	24,009
Loans and advances to banks	—	4,467	—	4,467
Debt securities:
Government securities	20,332	290	—	20,622
Other public sector securities	—	2,289	65	2,354
Bank and building society certificates of deposit	44	4,797	—	4,841
Asset-backed securities:
Mortgage-backed securities	—	467	—	467
Other asset-backed securities	—	265	—	265
Corporate and other debt securities	—	16,245	1,889	18,134
	20,376	24,353	1,954	46,683
Treasury and other bills	18	—	—	18
Equity shares	94,687	171	1,591	96,449
Financial assets at fair value through profit or loss	115,081	41,499	15,046	171,626
Assets arising from contracts held with reinsurers	—	19,543	—	19,543
Total financial assets at fair value through profit or loss	115,081	61,042	15,046	191,169
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,286	—	—	14,286
Asset-backed securities:
Mortgage-backed securities	—	—	—	—
Other asset-backed securities	—	—	180	180
Corporate and other debt securities	498	12,437	—	12,935
	14,784	12,437	180	27,401
Treasury and other bills	36	—	—	36
Equity shares	—	—	166	166
Total financial assets at fair value through other comprehensive income	14,820	12,437	346	27,603
Total financial assets carried at fair value, excluding derivatives	129,901	73,479	15,392	218,772

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	—	10,164	10,912	21,076
Loans and advances to banks	18	2,381	—	2,399
Debt securities:
Government securities	18,618	236	—	18,854
Other public sector securities	—	2,071	55	2,126
Bank and building society certificates of deposit	52	932	—	984
Asset-backed securities:
Mortgage-backed securities	—	468	—	468
Other asset-backed securities	—	158	100	258
Corporate and other debt securities	—	16,381	1,835	18,216
	18,670	20,246	1,990	40,906
Treasury and other bills	19	—	—	19
Equity shares	93,766	17	2,006	95,789
Financial assets at fair value through profit or loss	112,473	32,808	14,908	160,189
Assets arising from contracts held with reinsurers	—	22,817	—	22,817
Total financial assets at fair value through profit or loss	112,473	55,625	14,908	183,006
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,860	238	—	13,098
Asset-backed securities:
Mortgage-backed securities	—	—	121	121
Other asset-backed securities	—	—	60	60
Corporate and other debt securities	16	11,035	—	11,051
	12,876	11,273	181	24,330
Treasury and other bills	535	—	—	535
Equity shares	—	—	227	227
Total financial assets at fair value through other comprehensive income	13,411	11,273	408	25,092
Total financial assets carried at fair value, excluding derivatives	125,884	66,898	15,316	208,098

Total financial assets carried at fair value, excluding derivatives
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Movements in Level 3 - Portfolio, Financial Liabilities, Derivative Assets and Liabilities
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2020			2019
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
	£m	£m	£m	£m	£m	£m
At 1 January	14,908	408	15,316	13,917	267	14,184
Exchange and other adjustments	94	9	103	(85)	(10)	(95)
Gains recognised in the income statement within other income	836	—	836	794	—	794
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	(48)	(48)	—	12	12
Purchases/increases to customer loans	1,756	8	1,764	2,579	207	2,786
Sales/repayments of customer loans	(2,316)	(31)	(2,347)	(2,807)	(87)	(2,894)
Transfers into the level 3 portfolio	167	—	167	644	19	663
Transfers out of the level 3 portfolio	(399)	—	(399)	(134)	—	(134)
At 31 December	15,046	346	15,392	14,908	408	15,316
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	109	—	109	269	—	269

Financial liabilities, excluding derivatives
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Movements in Level 3 - Portfolio, Financial Liabilities, Derivative Assets and Liabilities
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2020	2019
	£m	£m
At 1 January	48	11
Losses (gains) recognised in the income statement within other income	1	—
Redemptions	(4)	(5)
Transfers into the level 3 portfolio	—	52
Transfers out of the level 3 portfolio	—	(10)
At 31 December	45	48
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	—	—